Other operating income	12 Months Ended
Jun. 30, 2012
Other Operating Income [Abstract]
Other Operating Income [Text Block]
16.	Other operating income

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Subsidy income	-	1,038,507	1,796,503	282,780
Rental income	-	787,060	8,539,236	1,344,127
Training camps and interest groups income	-	3,317,820	5,819,793	916,070
Other operating income	278,595	368,785	988,980	155,672
Gain on disposal of a subsidiary	-	-	302,004	47,537

	278,595	5,512,172	17,446,516	2,746,186